Quarterly Holdings Report
for

Fidelity Advisor® Balanced Fund

May 31, 2019

AIG-QTLY-0719
1.797921.115

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 62.3%
	Shares	Value (000s)
COMMUNICATION SERVICES - 6.6%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	802,629	$24,544
CenturyLink, Inc.	77,500	810
		25,354
Entertainment - 1.4%
Activision Blizzard, Inc.	197,900	8,583
Electronic Arts, Inc. (a)	57,500	5,352
Netflix, Inc. (a)	42,577	14,616
Take-Two Interactive Software, Inc. (a)	10,000	1,082
The Walt Disney Co.	148,400	19,595
Viacom, Inc. Class B (non-vtg.)	47,700	1,385
		50,613
Interactive Media & Services - 3.6%
Alphabet, Inc.:
Class A (a)	15,320	16,952
Class C (a)	47,699	52,642
ANGI Homeservices, Inc. Class A (a)	283,420	4,087
CarGurus, Inc. Class A (a)	7,400	253
Facebook, Inc. Class A (a)	251,213	44,583
Momo, Inc. ADR	141,000	3,887
Tencent Holdings Ltd.	38,900	1,622
Twitter, Inc. (a)	71,600	2,609
		126,635
Media - 0.7%
Charter Communications, Inc. Class A (a)	2,800	1,055
Comcast Corp. Class A	506,600	20,771
Liberty Broadband Corp. Class A (a)	20,900	2,038
MDC Partners, Inc. Class A (a)	207,793	582
		24,446
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)	23,900	452
T-Mobile U.S., Inc. (a)	105,672	7,761
		8,213

TOTAL COMMUNICATION SERVICES		235,261

CONSUMER DISCRETIONARY - 7.1%
Auto Components - 0.1%
Aptiv PLC	55,900	3,580
Distributors - 0.1%
LKQ Corp. (a)	117,100	3,004
Diversified Consumer Services - 0.1%
Arco Platform Ltd. Class A	50,700	1,947
Grand Canyon Education, Inc. (a)	6,100	731
		2,678
Hotels, Restaurants & Leisure - 1.7%
ARAMARK Holdings Corp.	87,800	3,055
Cedar Fair LP (depositary unit)	57,900	2,958
Compass Group PLC	299,300	6,772
Dunkin' Brands Group, Inc.	32,400	2,405
Marriott International, Inc. Class A	53,801	6,717
McDonald's Corp.	111,800	22,167
Sea Ltd. ADR (a)	45,300	1,288
Starbucks Corp.	83,100	6,321
U.S. Foods Holding Corp. (a)	180,500	6,238
Wyndham Hotels & Resorts, Inc.	45,997	2,453
		60,374
Household Durables - 0.2%
Lennar Corp. Class A	131,900	6,550
Internet & Direct Marketing Retail - 2.7%
Alibaba Group Holding Ltd. sponsored ADR (a)	46,000	6,866
Amazon.com, Inc. (a)	38,185	67,781
MakeMyTrip Ltd. (a)	11,300	266
Meituan Dianping Class B	1,717,500	13,265
Naspers Ltd. Class N	3,200	721
Pinduoduo, Inc. ADR	37,300	724
The Booking Holdings, Inc. (a)	4,700	7,784
		97,407
Leisure Products - 0.1%
Mattel, Inc. (a)(b)	160,982	1,586
Media - 0.0%
MultiChoice Group Ltd. (a)	2,100	18
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	73,100	7,426
Specialty Retail - 1.5%
Lowe's Companies, Inc.	121,200	11,306
O'Reilly Automotive, Inc. (a)	12,709	4,720
The Children's Place Retail Stores, Inc.	18,300	1,696
The Home Depot, Inc.	127,809	24,265
TJX Companies, Inc.	257,930	12,971
		54,958
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc. Class B	92,764	7,156
Prada SpA	384,300	1,078
PVH Corp.	22,700	1,934
Rattler Midstream LP	49,500	927
Tapestry, Inc.	111,100	3,173
		14,268

TOTAL CONSUMER DISCRETIONARY		251,849

CONSUMER STAPLES - 4.4%
Beverages - 1.3%
Constellation Brands, Inc. Class A (sub. vtg.)	39,200	6,917
Diageo PLC	39,300	1,653
Keurig Dr. Pepper, Inc.	63,600	1,793
Monster Beverage Corp. (a)	93,075	5,758
PepsiCo, Inc.	57,300	7,334
The Coca-Cola Co.	490,999	24,123
		47,578
Food & Staples Retailing - 0.5%
Costco Wholesale Corp.	15,000	3,594
Kroger Co.	95,600	2,181
Sysco Corp.	79,200	5,451
Walmart, Inc.	60,200	6,107
		17,333
Food Products - 0.7%
Bunge Ltd.	49,300	2,578
Conagra Brands, Inc.	110,000	2,945
Mondelez International, Inc.	302,700	15,392
The Kraft Heinz Co.	88,909	2,458
The Simply Good Foods Co. (a)	57,825	1,243
		24,616
Household Products - 1.0%
Colgate-Palmolive Co.	160,399	11,167
Energizer Holdings, Inc.	57,100	2,337
Procter & Gamble Co.	234,200	24,102
		37,606
Personal Products - 0.2%
Coty, Inc. Class A	229,855	2,836
Unilever NV (Certificaten Van Aandelen) (Bearer)	79,300	4,773
		7,609
Tobacco - 0.7%
Altria Group, Inc.	211,992	10,400
Philip Morris International, Inc.	178,981	13,805
		24,205

TOTAL CONSUMER STAPLES		158,947

ENERGY - 3.1%
Energy Equipment & Services - 0.2%
Baker Hughes, a GE Co. Class A	177,500	3,800
Hess Midstream Partners LP	43,500	840
Liberty Oilfield Services, Inc. Class A	75,800	966
NCS Multistage Holdings, Inc. (a)	167,100	446
Oceaneering International, Inc. (a)	50,529	829
		6,881
Oil, Gas & Consumable Fuels - 2.9%
Black Stone Minerals LP	80,700	1,318
BP PLC sponsored ADR	134,964	5,496
Brigham Minerals, Inc. Class A	66,900	1,373
Cabot Oil & Gas Corp.	107,115	2,680
Chevron Corp.	140,076	15,948
Devon Energy Corp.	267,000	6,718
Diamondback Energy, Inc.	46,200	4,530
EOG Resources, Inc.	131,200	10,743
Exxon Mobil Corp.	156,191	11,054
Magnolia Oil & Gas Corp.	83,000	915
Magnolia Oil & Gas Corp. Class A (a)	126,300	1,393
Noble Energy, Inc.	156,900	3,358
Parsley Energy, Inc. Class A (a)	138,200	2,464
Phillips 66 Co.	86,474	6,987
Pioneer Natural Resources Co.	50,800	7,212
PrairieSky Royalty Ltd.	91,500	1,208
Reliance Industries Ltd.	364,786	6,968
Suncor Energy, Inc.	213,955	6,593
Targa Resources Corp.	33,700	1,296
Valero Energy Corp.	71,000	4,998
Viper Energy Partners LP	55,700	1,560
		104,812

TOTAL ENERGY		111,693

FINANCIALS - 8.3%
Banks - 3.4%
Bank of America Corp.	1,015,291	27,007
Citigroup, Inc.	490,730	30,499
EFG Eurobank Ergasias SA (a)	781,000	763
First Horizon National Corp.	348,700	4,676
Huntington Bancshares, Inc.	1,122,045	14,194
KeyCorp	401,800	6,417
M&T Bank Corp.	27,500	4,389
PNC Financial Services Group, Inc.	74,600	9,494
Sberbank of Russia sponsored ADR	131,200	1,896
Signature Bank	33,600	3,849
SunTrust Banks, Inc.	91,500	5,491
Wells Fargo & Co.	271,800	12,060
		120,735
Capital Markets - 1.4%
BlackRock, Inc. Class A	15,000	6,233
Cboe Global Markets, Inc.	58,772	6,379
E*TRADE Financial Corp.	291,121	13,042
Monex Group, Inc.	243,400	740
Morgan Stanley	247,900	10,087
Northern Trust Corp.	45,700	3,908
State Street Corp.	62,000	3,426
TD Ameritrade Holding Corp.	47,900	2,383
Tradeweb Markets, Inc. Class A	10,700	482
Virtu Financial, Inc. Class A	118,600	2,730
		49,410
Consumer Finance - 2.0%
360 Finance, Inc. ADR (b)	81,599	1,311
Ally Financial, Inc.	111,800	3,228
American Express Co.	98,100	11,253
Capital One Financial Corp.	382,209	32,820
Green Dot Corp. Class A (a)	18,400	854
LexinFintech Holdings Ltd. ADR (a)	158,683	1,793
OneMain Holdings, Inc.	329,725	9,849
PPDAI Group, Inc. ADR	29,162	137
SLM Corp.	327,757	3,117
Synchrony Financial	196,400	6,605
		70,967
Diversified Financial Services - 0.1%
Berkshire Hathaway, Inc. Class A (a)	10	2,971
Kimbell Royalty Partners LP	105,700	1,787
		4,758
Insurance - 1.4%
American International Group, Inc.	179,300	9,157
Hartford Financial Services Group, Inc.	62,800	3,307
Marsh & McLennan Companies, Inc.	85,353	8,160
MetLife, Inc.	205,900	9,515
The Travelers Companies, Inc.	55,800	8,123
Willis Group Holdings PLC	64,300	11,285
		49,547

TOTAL FINANCIALS		295,417

HEALTH CARE - 8.7%
Biotechnology - 1.5%
Alexion Pharmaceuticals, Inc. (a)	112,164	12,751
Amgen, Inc.	78,179	13,032
Celgene Corp. (a)	70,900	6,650
Global Blood Therapeutics, Inc. (a)	35,329	2,147
Immunomedics, Inc. (a)	85,800	1,121
Sarepta Therapeutics, Inc. (a)	18,100	2,061
Vertex Pharmaceuticals, Inc. (a)	90,300	15,006
		52,768
Health Care Equipment & Supplies - 2.6%
Abbott Laboratories	321,500	24,476
Becton, Dickinson & Co.	78,600	18,348
Boston Scientific Corp. (a)	580,655	22,303
Danaher Corp.	45,400	5,993
Hologic, Inc. (a)	103,000	4,533
Intuitive Surgical, Inc. (a)	26,400	12,272
Wright Medical Group NV (a)	163,546	5,024
		92,949
Health Care Providers & Services - 2.0%
DaVita HealthCare Partners, Inc. (a)	58,800	2,553
HCA Holdings, Inc.	98,300	11,890
Humana, Inc.	44,800	10,970
Molina Healthcare, Inc. (a)	50,600	7,198
UnitedHealth Group, Inc.	167,994	40,621
		73,232
Life Sciences Tools & Services - 0.6%
Thermo Fisher Scientific, Inc.	75,390	20,128
Pharmaceuticals - 2.0%
Allergan PLC	55,219	6,732
AstraZeneca PLC:
(United Kingdom)	21,200	1,562
sponsored ADR	408,600	15,273
Bristol-Myers Squibb Co.	400,594	18,175
Eli Lilly & Co.	62,300	7,223
Horizon Pharma PLC (a)	81,200	1,935
Roche Holding AG (participation certificate)	72,555	19,057
		69,957

TOTAL HEALTH CARE		309,034

INDUSTRIALS - 6.6%
Aerospace & Defense - 1.1%
General Dynamics Corp.	22,600	3,635
Northrop Grumman Corp.	29,217	8,860
Raytheon Co.	6,840	1,194
The Boeing Co.	28,490	9,732
United Technologies Corp.	123,127	15,551
		38,972
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	180,995	16,818
Airlines - 0.2%
American Airlines Group, Inc.	313,895	8,547
Construction & Engineering - 0.6%
AECOM (a)	592,544	18,902
Fluor Corp.	37,337	1,035
Jacobs Engineering Group, Inc.	14,800	1,114
		21,051
Electrical Equipment - 0.9%
Sensata Technologies, Inc. PLC (a)	223,002	9,520
Sunrun, Inc. (a)	1,068,161	16,727
Vivint Solar, Inc. (a)	1,069,977	6,976
		33,223
Industrial Conglomerates - 0.9%
3M Co.	10,320	1,649
General Electric Co.	2,580,400	24,359
Honeywell International, Inc.	39,570	6,502
		32,510
Machinery - 0.4%
Minebea Mitsumi, Inc.	250,700	3,644
WABCO Holdings, Inc. (a)	74,400	9,740
		13,384
Marine - 0.2%
A.P. Moller - Maersk A/S Series B	7,389	7,891
Professional Services - 0.3%
Nielsen Holdings PLC	460,920	10,477
Road & Rail - 0.9%
CSX Corp.	164,459	12,247
Norfolk Southern Corp.	91,190	17,795
Union Pacific Corp.	21,800	3,636
		33,678
Trading Companies & Distributors - 0.6%
HD Supply Holdings, Inc. (a)	425,127	17,639
Univar, Inc. (a)	90,700	1,815
		19,454

TOTAL INDUSTRIALS		236,005

INFORMATION TECHNOLOGY - 12.1%
Communications Equipment - 0.1%
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	260,200	2,516
Electronic Equipment & Components - 0.1%
Flextronics International Ltd. (a)	207,500	1,855
Jabil, Inc.	35,800	880
		2,735
Internet Software & Services - 0.1%
Wise Talent Information Technology Co. Ltd. (a)	728,200	1,955
IT Services - 1.4%
Akamai Technologies, Inc. (a)	17,400	1,311
Alliance Data Systems Corp.	74,900	10,299
Cognizant Technology Solutions Corp. Class A	63,100	3,908
DXC Technology Co.	40,247	1,913
Elastic NV	112,700	9,247
Fidelity National Information Services, Inc.	17,700	2,129
FleetCor Technologies, Inc. (a)	3,900	1,007
Liveramp Holdings, Inc. (a)	17,600	904
MasterCard, Inc. Class A	8,700	2,188
PayPal Holdings, Inc. (a)	122,800	13,477
Shopify, Inc. Class A (a)	4,500	1,238
Visa, Inc. Class A	12,700	2,049
		49,670
Semiconductors & Semiconductor Equipment - 3.2%
Advanced Micro Devices, Inc. (a)	65,000	1,782
Analog Devices, Inc.	25,400	2,454
Applied Materials, Inc.	196,600	7,606
Broadcom, Inc.	32,600	8,203
Lam Research Corp.	69,700	12,170
MACOM Technology Solutions Holdings, Inc. (a)	296,180	4,191
Marvell Technology Group Ltd.	302,900	6,755
Microchip Technology, Inc.	17,200	1,377
Micron Technology, Inc. (a)	276,687	9,023
NVIDIA Corp.	89,100	12,069
NXP Semiconductors NV	148,000	13,048
ON Semiconductor Corp. (a)	773,606	13,739
Qualcomm, Inc.	267,415	17,869
Sanken Electric Co. Ltd.	70,700	1,402
Semtech Corp. (a)	6,000	239
Xilinx, Inc.	16,800	1,719
		113,646
Software - 5.2%
2U, Inc. (a)	77,700	2,952
Adobe, Inc. (a)	46,854	12,693
Autodesk, Inc. (a)	64,841	10,434
Avast PLC (c)	83,200	325
Blue Prism Group PLC (a)(b)	163,700	3,767
Box, Inc. Class A (a)	5,200	96
Cardlytics, Inc. (a)	41,700	957
Citrix Systems, Inc.	36,700	3,454
Cloudera, Inc. (a)	225,720	2,070
Dropbox, Inc. Class A (a)	66,500	1,500
Kingsoft Corp. Ltd.	1,280,000	3,527
Microsoft Corp.	818,600	101,245
Parametric Technology Corp. (a)	33,500	2,816
Pivotal Software, Inc. (a)	46,400	923
Pluralsight, Inc.	15,800	503
Salesforce.com, Inc. (a)	102,389	15,503
Splunk, Inc. (a)	12,600	1,436
SurveyMonkey	556,628	9,574
Symantec Corp.	151,900	2,845
Talend SA ADR (a)	125,000	5,830
Totvs SA	72,900	734
Varonis Systems, Inc. (a)	38,700	2,420
Zuora, Inc. (a)	114,000	1,595
		187,199
Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	389,705	68,226
Pure Storage, Inc. Class A (a)	285,000	4,520
		72,746

TOTAL INFORMATION TECHNOLOGY		430,467

MATERIALS - 1.6%
Chemicals - 1.3%
Air Products & Chemicals, Inc.	28,800	5,863
Amyris, Inc. (a)(b)	188,100	638
Dow, Inc. (a)	109,339	5,113
DowDuPont, Inc.	348,317	10,631
Ecolab, Inc.	3,000	552
Element Solutions, Inc. (a)	65,700	622
International Flavors & Fragrances, Inc.	12,200	1,652
LG Chemical Ltd.	9,300	2,605
Linde PLC	46,518	8,399
LyondellBasell Industries NV Class A	5,103	379
Olin Corp.	176,400	3,459
The Chemours Co. LLC	199,841	4,215
Tronox Holdings PLC	44,700	414
W.R. Grace & Co.	4,000	282
Westlake Chemical Corp.	7,055	404
		45,228
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	8,500	1,789
Vulcan Materials Co.	18,600	2,323
		4,112
Containers & Packaging - 0.1%
Avery Dennison Corp.	14,300	1,488
Crown Holdings, Inc. (a)	34,400	1,907
		3,395
Metals & Mining - 0.1%
Antofagasta PLC	66,900	662
Freeport-McMoRan, Inc.	50,300	488
Newmont Goldcorp Corp.	52,700	1,744
		2,894

TOTAL MATERIALS		55,629

REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.9%
Alexandria Real Estate Equities, Inc.	28,700	4,202
American Tower Corp.	76,300	15,929
Ant International Co. Ltd. Class C (d)(e)	463,804	2,899
Boston Properties, Inc.	9,000	1,177
CorePoint Lodging, Inc.	75,200	911
Corporate Office Properties Trust (SBI)	133,700	3,722
Crown Castle International Corp.	19,900	2,587
Equinix, Inc.	15,700	7,627
Equity Lifestyle Properties, Inc.	28,100	3,419
Front Yard Residential Corp. Class B	235,910	2,699
Outfront Media, Inc.	59,812	1,474
Potlatch Corp.	56,273	1,894
Prologis, Inc.	91,300	6,726
Simon Property Group, Inc.	5,900	956
Spirit Realty Capital, Inc.	19,460	830
Store Capital Corp.	30,800	1,054
VICI Properties, Inc.	83,700	1,856
Welltower, Inc.	83,100	6,749
		66,711
Real Estate Management & Development - 0.0%
Cushman & Wakefield PLC	129,700	2,187

TOTAL REAL ESTATE		68,898

UTILITIES - 1.9%
Electric Utilities - 1.2%
Edison International	69,100	4,102
Entergy Corp.	26,500	2,572
Evergy, Inc.	29,665	1,725
Exelon Corp.	215,100	10,342
FirstEnergy Corp.	144,700	5,967
NextEra Energy, Inc.	55,500	11,001
PG&E Corp. (a)	43,400	742
PPL Corp.	158,500	4,717
Southern Co.	38,700	2,070
		43,238
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	44,300	1,508
The AES Corp.	70,349	1,112
		2,620
Multi-Utilities - 0.6%
Dominion Resources, Inc.	130,045	9,777
Public Service Enterprise Group, Inc.	101,026	5,936
Sempra Energy	47,224	6,208
		21,921

TOTAL UTILITIES		67,779

TOTAL COMMON STOCKS
(Cost $1,878,615)		2,220,979
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 10.1%
COMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.:
2.45% 6/30/20	380	379
2.95% 7/15/26 (f)	2,000	1,939
3.6% 2/17/23	918	942
4.45% 4/1/24	79	84
4.5% 3/9/48	4,218	4,061
Verizon Communications, Inc.:
4.862% 8/21/46	563	620
5.012% 4/15/49	441	498
5.5% 3/16/47	1,053	1,272
		9,795
Entertainment - 0.0%
NBCUniversal, Inc.:
4.45% 1/15/43	333	351
5.95% 4/1/41	233	291
The Walt Disney Co. 7.75% 12/1/45 (c)	621	1,010
		1,652
Media - 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	707	733
4.908% 7/23/25	475	503
5.375% 5/1/47	5,061	5,073
5.75% 4/1/48	1,016	1,058
6.484% 10/23/45	250	282
Comcast Corp.:
3.9% 3/1/38	183	185
3.969% 11/1/47	581	576
4.6% 8/15/45	471	509
4.65% 7/15/42	420	463
Fox Corp.:
3.666% 1/25/22 (c)	143	147
4.03% 1/25/24 (c)	251	263
4.709% 1/25/29 (c)	364	398
5.476% 1/25/39 (c)	359	409
5.576% 1/25/49 (c)	238	278
Time Warner Cable, Inc.:
4% 9/1/21	630	643
4.5% 9/15/42	212	188
5.5% 9/1/41	206	206
5.875% 11/15/40	500	517
6.55% 5/1/37	2,919	3,231
7.3% 7/1/38	725	849
		16,511

TOTAL COMMUNICATION SERVICES		27,958

CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
General Motors Financial Co., Inc.:
3.15% 1/15/20	1,508	1,510
3.45% 4/10/22	1,250	1,252
3.5% 7/10/19	400	400
4% 1/15/25	494	489
4.2% 3/1/21	795	808
4.25% 5/15/23	200	203
		4,662
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	249	262

TOTAL CONSUMER DISCRETIONARY		4,924

CONSUMER STAPLES - 0.9%
Beverages - 0.4%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	1,436	1,483
4.9% 2/1/46	1,642	1,687
Anheuser-Busch InBev Worldwide, Inc.:
4.75% 4/15/58	944	944
5.45% 1/23/39	930	1,039
5.55% 1/23/49	3,424	3,886
5.8% 1/23/59 (Reg. S)	2,253	2,619
Molson Coors Brewing Co. 5% 5/1/42	3,080	3,172
		14,830
Food & Staples Retailing - 0.0%
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	245	245
3.3% 11/18/21	291	295
		540
Tobacco - 0.5%
Altria Group, Inc.:
3.875% 9/16/46	1,290	1,081
4% 1/31/24	212	220
4.25% 8/9/42	1,094	977
4.5% 5/2/43	735	667
4.8% 2/14/29	1,120	1,170
5.375% 1/31/44	1,328	1,353
5.95% 2/14/49	700	757
BAT Capital Corp. 4.54% 8/15/47	4,200	3,779
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (c)	589	598
4.25% 7/21/25 (c)	3,339	3,452
Reynolds American, Inc.:
3.25% 6/12/20	115	116
4% 6/12/22	395	406
4.45% 6/12/25	287	298
5.7% 8/15/35	149	158
5.85% 8/15/45	1,140	1,183
6.15% 9/15/43	500	551
7.25% 6/15/37	409	495
		17,261

TOTAL CONSUMER STAPLES		32,631

ENERGY - 1.6%
Energy Equipment & Services - 0.1%
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	494	516
6.5% 4/1/20	92	95
Halliburton Co.:
3.8% 11/15/25	348	358
4.85% 11/15/35	304	325
Noble Holding International Ltd.:
7.95% 4/1/25 (g)	260	200
8.95% 4/1/45 (g)	251	181
		1,675
Oil, Gas & Consumable Fuels - 1.5%
Alberta Energy Co. Ltd. 8.125% 9/15/30	887	1,170
Amerada Hess Corp.:
7.3% 8/15/31	269	323
7.875% 10/1/29	376	466
Anadarko Finance Co. 7.5% 5/1/31	1,154	1,508
Anadarko Petroleum Corp.:
4.85% 3/15/21	900	930
5.55% 3/15/26	1,255	1,383
6.45% 9/15/36	843	1,012
6.6% 3/15/46	886	1,138
Canadian Natural Resources Ltd.:
3.8% 4/15/24	619	637
5.85% 2/1/35	353	400
Cenovus Energy, Inc. 4.25% 4/15/27	2,818	2,811
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	536	539
4.5% 6/1/25	164	175
DCP Midstream LLC:
4.75% 9/30/21 (c)	364	368
5.35% 3/15/20 (c)	1,027	1,039
DCP Midstream Operating LP:
3.875% 3/15/23	164	162
5.6% 4/1/44	146	136
Duke Energy Field Services 6.45% 11/3/36 (c)	375	384
Empresa Nacional de Petroleo 4.375% 10/30/24 (c)	350	364
Enable Midstream Partners LP 3.9% 5/15/24 (g)	121	121
Enbridge Energy Partners LP:
4.2% 9/15/21	438	449
4.375% 10/15/20	411	419
Enbridge, Inc. 4.25% 12/1/26	248	264
Energy Transfer Partners LP:
4.2% 9/15/23	196	203
4.5% 4/15/24	250	261
4.95% 6/15/28	670	707
5.25% 4/15/29	407	439
5.8% 6/15/38	373	398
6% 6/15/48	243	263
6.25% 4/15/49	2,134	2,384
Enterprise Products Operating LP:
2.55% 10/15/19	85	85
3.7% 2/15/26	600	616
3.75% 2/15/25	285	295
Kinder Morgan Energy Partners LP:
3.5% 3/1/21	299	303
6.55% 9/15/40	67	79
Kinder Morgan, Inc.:
5% 2/15/21 (c)	376	389
5.55% 6/1/45	483	524
Marathon Petroleum Corp. 5.125% 3/1/21	215	224
MPLX LP:
4.5% 7/15/23	342	359
4.8% 2/15/29	216	229
4.875% 12/1/24	448	480
5.5% 2/15/49	648	685
Nakilat, Inc. 6.067% 12/31/33 (c)	279	319
Petrobras Global Finance BV:
5.75% 2/1/29	600	605
7.25% 3/17/44	2,755	2,922
Petroleos Mexicanos:
3.5% 1/30/23	285	274
4.5% 1/23/26	1,314	1,230
4.625% 9/21/23	1,040	1,033
4.875% 1/24/22	237	240
4.875% 1/18/24	410	409
5.35% 2/12/28	3,500	3,260
5.375% 3/13/22	385	396
5.5% 1/21/21	369	379
5.5% 6/27/44	207	167
5.625% 1/23/46	1,649	1,342
6% 3/5/20	112	114
6.35% 2/12/48	2,975	2,597
6.375% 1/23/45	2,366	2,077
6.5% 3/13/27	720	725
6.5% 6/2/41	661	597
6.75% 9/21/47	3,173	2,865
6.875% 8/4/26	700	726
Phillips 66 Partners LP 2.646% 2/15/20	42	42
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	243	247
Southwestern Energy Co. 6.2% 1/23/25 (g)	324	301
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	270	273
The Williams Companies, Inc.:
3.7% 1/15/23	116	118
4.55% 6/24/24	1,308	1,379
Western Gas Partners LP:
4.5% 3/1/28	500	491
4.65% 7/1/26	1,466	1,471
4.75% 8/15/28	206	206
5.375% 6/1/21	724	746
Williams Partners LP:
3.6% 3/15/22	516	525
3.9% 1/15/25	178	183
4% 11/15/21	236	243
4.3% 3/4/24	868	911
4.5% 11/15/23	257	271
		54,805

TOTAL ENERGY		56,480

FINANCIALS - 4.6%
Banks - 2.0%
Bank of America Corp.:
3.004% 12/20/23 (g)	3,745	3,768
3.3% 1/11/23	1,500	1,526
3.419% 12/20/28 (g)	758	757
3.5% 4/19/26	739	755
3.705% 4/24/28 (g)	996	1,012
3.864% 7/23/24 (g)	94	97
3.95% 4/21/25	493	505
4.2% 8/26/24	3,362	3,521
4.25% 10/22/26	418	436
4.271% 7/23/29 (g)	2,000	2,114
4.45% 3/3/26	296	312
Barclays PLC:
2.75% 11/8/19	356	355
3.25% 1/12/21	650	651
4.375% 1/12/26	883	893
5.2% 5/12/26	1,316	1,345
Citigroup, Inc.:
2.7% 10/27/22	2,728	2,721
3.875% 3/26/25	3,000	3,078
4.05% 7/30/22	151	156
4.3% 11/20/26	1,288	1,336
4.45% 9/29/27	4,500	4,708
5.5% 9/13/25	734	815
Citizens Bank NA 2.55% 5/13/21	250	249
Citizens Financial Group, Inc. 4.15% 9/28/22 (c)	216	222
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	556	556
3.75% 3/26/25	1,750	1,782
3.8% 9/15/22	930	957
3.8% 6/9/23	1,257	1,288
4.55% 4/17/26	250	265
Discover Bank 4.2% 8/8/23	259	272
Fifth Third Bancorp:
2.875% 7/27/20	4,000	4,016
8.25% 3/1/38	94	135
HSBC Holdings PLC 4.25% 3/14/24	200	207
Huntington Bancshares, Inc. 7% 12/15/20	97	103
Huntington National Bank 2.4% 4/1/20	4,000	3,994
Intesa Sanpaolo SpA:
5.017% 6/26/24 (c)	617	585
5.71% 1/15/26 (c)	1,411	1,347
JPMorgan Chase & Co.:
2.95% 10/1/26	1,486	1,472
3.797% 7/23/24 (g)	1,893	1,956
3.875% 9/10/24	2,768	2,877
4.125% 12/15/26	2,610	2,740
4.203% 7/23/29 (g)	3,000	3,175
4.452% 12/5/29 (g)	1,000	1,083
Rabobank Nederland 4.375% 8/4/25	955	989
Regions Bank 6.45% 6/26/37	652	810
Regions Financial Corp. 3.2% 2/8/21	415	418
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	3,144	3,235
6% 12/19/23	1,192	1,272
6.1% 6/10/23	1,558	1,653
6.125% 12/15/22	2,124	2,259
Synchrony Bank 3% 6/15/22	667	666
UniCredit SpA 6.572% 1/14/22 (c)	1,103	1,153
		72,597
Capital Markets - 1.3%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	641	657
4.25% 2/15/24	466	492
Credit Suisse Group AG 3.869% 1/12/29 (c)(g)	2,116	2,113
Deutsche Bank AG 4.5% 4/1/25	1,821	1,709
Deutsche Bank AG New York Branch:
3.15% 1/22/21	995	983
3.3% 11/16/22	1,360	1,322
5% 2/14/22	1,815	1,853
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (g)	5,456	5,450
3.2% 2/23/23	2,200	2,225
3.691% 6/5/28 (g)	2,000	2,011
4.25% 10/21/25	432	448
4.411% 4/23/39 (g)	3,000	3,097
6.75% 10/1/37	2,375	2,991
IntercontinentalExchange, Inc. 2.75% 12/1/20	230	231
Moody's Corp.:
3.25% 1/15/28	353	353
4.875% 2/15/24	331	359
Morgan Stanley:
3.125% 1/23/23	5,700	5,751
3.125% 7/27/26	4,572	4,541
3.7% 10/23/24	342	354
3.737% 4/24/24 (g)	1,600	1,649
4.431% 1/23/30 (g)	3,376	3,626
4.875% 11/1/22	687	731
5% 11/24/25	2,774	3,023
5.75% 1/25/21	268	281
Peachtree Corners Funding Trust 3.976% 2/15/25 (c)	500	515
UBS AG Stamford Branch 2.35% 3/26/20	300	299
UBS Group Funding Ltd. 4.125% 9/24/25 (c)	682	715
		47,779
Consumer Finance - 0.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	247	248
4.125% 7/3/23	694	715
4.45% 12/16/21	582	600
4.45% 4/3/26	621	634
4.875% 1/16/24	948	1,002
Capital One Financial Corp. 3.8% 1/31/28	684	684
Discover Financial Services:
3.85% 11/21/22	462	477
3.95% 11/6/24	1,283	1,328
4.1% 2/9/27	748	757
4.5% 1/30/26	938	980
5.2% 4/27/22	42	45
Ford Motor Credit Co. LLC:
5.085% 1/7/21	581	597
5.584% 3/18/24	1,243	1,294
5.596% 1/7/22	1,202	1,258
Synchrony Financial:
3% 8/15/19	76	76
3.75% 8/15/21	211	214
3.95% 12/1/27	2,869	2,776
4.25% 8/15/24	213	218
4.375% 3/19/24	454	467
5.15% 3/19/29	1,305	1,354
		15,724
Diversified Financial Services - 0.4%
Avolon Holdings Funding Ltd.:
3.625% 5/1/22 (c)	312	312
3.95% 7/1/24 (c)	415	412
4.375% 5/1/26 (c)	402	403
5.25% 5/15/24 (c)	437	454
AXA Equitable Holdings, Inc. 3.9% 4/20/23	172	178
Brixmor Operating Partnership LP:
3.25% 9/15/23	844	845
3.85% 2/1/25	450	457
3.875% 8/15/22	1,324	1,354
4.125% 6/15/26	298	305
4.125% 5/15/29	161	164
Cigna Corp.:
4.125% 11/15/25 (c)	1,429	1,493
4.375% 10/15/28 (c)	1,107	1,162
4.8% 8/15/38 (c)	689	705
4.9% 12/15/48 (c)	689	705
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (c)	1,200	1,258
Pine Street Trust I:
4.572% 2/15/29 (c)	1,131	1,163
5.568% 2/15/49 (c)	2,600	2,732
Voya Financial, Inc. 3.125% 7/15/24	427	428
		14,530
Insurance - 0.4%
American International Group, Inc.:
3.3% 3/1/21	346	349
3.75% 7/10/25	1,024	1,046
4.875% 6/1/22	630	669
Aon Corp. 5% 9/30/20	133	137
Liberty Mutual Group, Inc. 4.569% 2/1/29 (c)	421	449
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	788	846
4.75% 3/15/39	362	401
4.8% 7/15/21	233	242
4.9% 3/15/49	720	812
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (c)	629	665
MetLife, Inc. 4.75% 2/8/21	44	46
Metropolitan Life Global Funding I 3% 1/10/23 (c)	223	226
Pacific LifeCorp 5.125% 1/30/43 (c)	941	1,045
Prudential Financial, Inc. 7.375% 6/15/19	2,734	2,738
Swiss Re Finance Luxembourg SA 5% 4/2/49 (c)(g)	400	414
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (c)	505	588
TIAA Asset Management Finance LLC 4.125% 11/1/24 (c)	174	185
Unum Group:
3.875% 11/5/25	658	675
4% 3/15/24	600	621
5.625% 9/15/20	270	280
5.75% 8/15/42	758	853
		13,287

TOTAL FINANCIALS		163,917

HEALTH CARE - 0.7%
Health Care Providers & Services - 0.5%
Aetna, Inc. 2.75% 11/15/22	52	52
Cigna Corp. 3.75% 7/15/23 (c)	887	910
CVS Health Corp.:
3.7% 3/9/23	300	307
3.875% 7/20/25	532	545
4.1% 3/25/25	1,886	1,952
4.3% 3/25/28	2,190	2,257
4.78% 3/25/38	1,975	1,968
5.05% 3/25/48	2,933	2,981
Elanco Animal Health, Inc.:
3.912% 8/27/21 (c)	180	184
4.272% 8/28/23 (c)	567	595
4.9% 8/28/28 (c)	239	259
HCA Holdings, Inc.:
4.25% 10/15/19	1,330	1,335
6.5% 2/15/20	2,750	2,815
Medco Health Solutions, Inc. 4.125% 9/15/20	259	264
Toledo Hospital:
5.325% 11/15/28	401	432
6.015% 11/15/48	1,661	1,888
		18,744
Pharmaceuticals - 0.2%
Actavis Funding SCS 3.45% 3/15/22	810	815
Bayer U.S. Finance II LLC 4.25% 12/15/25 (c)	843	867
Mylan NV:
2.5% 6/7/19	198	198
3.15% 6/15/21	734	730
3.95% 6/15/26	362	340
4.55% 4/15/28	711	681
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	1,631	1,616
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	520	480
2.8% 7/21/23	212	177
Zoetis, Inc. 3.25% 2/1/23	138	140
		6,044

TOTAL HEALTH CARE		24,788

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (c)	309	309
Professional Services - 0.0%
Thomson Reuters Corp. 3.85% 9/29/24	98	100
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
3% 9/15/23	84	83
3.375% 6/1/21	369	372
3.75% 2/1/22	505	515
3.875% 4/1/21	303	308
3.875% 7/3/23	1,190	1,217
4.25% 2/1/24	1,138	1,182
4.25% 9/15/24	336	350
4.75% 3/1/20	338	343
		4,370

TOTAL INDUSTRIALS		4,779

INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (c)	900	957
6.02% 6/15/26 (c)	305	328
		1,285
MATERIALS - 0.1%
Chemicals - 0.0%
Nutrien Ltd.:
4.2% 4/1/29	122	127
5% 4/1/49	212	220
The Dow Chemical Co.:
4.125% 11/15/21	343	354
4.25% 11/15/20	116	118
		819
Metals & Mining - 0.1%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (c)(g)	258	267
6.75% 10/19/75 (c)(g)	641	719
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (c)	253	257
4.5% 8/1/47 (c)	255	267
		1,510

TOTAL MATERIALS		2,329

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	84	84
4.6% 4/1/22	138	145
American Campus Communities Operating Partnership LP 3.75% 4/15/23	101	103
American Tower Corp. 2.8% 6/1/20	500	500
AvalonBay Communities, Inc. 3.625% 10/1/20	160	162
Boston Properties, Inc.:
3.85% 2/1/23	432	448
4.5% 12/1/28	747	811
Camden Property Trust:
2.95% 12/15/22	135	136
4.25% 1/15/24	304	322
Corporate Office Properties LP 5% 7/1/25	2,214	2,343
DDR Corp.:
3.625% 2/1/25	270	269
4.25% 2/1/26	986	1,010
4.625% 7/15/22	78	81
Duke Realty LP:
3.625% 4/15/23	180	185
3.75% 12/1/24	160	166
3.875% 10/15/22	310	320
Equity One, Inc. 3.75% 11/15/22	400	413
ERP Operating LP:
2.375% 7/1/19	246	246
4.75% 7/15/20	265	270
Government Properties Income Trust 3.75% 8/15/19	1,800	1,801
Hudson Pacific Properties LP 4.65% 4/1/29	278	293
Lexington Corporate Properties Trust 4.4% 6/15/24	1,224	1,249
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	884	913
4.5% 1/15/25	320	331
4.5% 4/1/27	3,808	3,920
4.75% 1/15/28	931	969
4.95% 4/1/24	123	129
5.25% 1/15/26	731	780
Retail Opportunity Investments Partnership LP:
4% 12/15/24	99	98
5% 12/15/23	67	69
Store Capital Corp. 4.625% 3/15/29	359	376
Ventas Realty LP:
3.125% 6/15/23	189	192
3.5% 2/1/25	189	193
4% 3/1/28	366	378
4.125% 1/15/26	192	200
4.375% 2/1/45	85	86
Weingarten Realty Investors 3.375% 10/15/22	68	69
WP Carey, Inc. 4% 2/1/25	995	1,013
		21,073
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP:
3.95% 2/15/23	1,332	1,377
3.95% 11/15/27	709	715
4.1% 10/1/24	401	414
4.55% 10/1/29	441	458
Digital Realty Trust LP:
3.4% 10/1/20	639	645
3.95% 7/1/22	411	426
4.75% 10/1/25	459	497
5.25% 3/15/21	201	209
Liberty Property LP:
3.375% 6/15/23	185	188
4.125% 6/15/22	177	184
4.4% 2/15/24	418	443
4.75% 10/1/20	394	403
Mack-Cali Realty LP:
3.15% 5/15/23	426	393
4.5% 4/18/22	108	106
Post Apartment Homes LP 3.375% 12/1/22	70	71
Tanger Properties LP:
3.125% 9/1/26	1,965	1,844
3.75% 12/1/24	401	400
3.875% 12/1/23	160	162
Ventas Realty LP/Ventas Capital Corp. 4.25% 3/1/22	1,250	1,296
		10,231

TOTAL REAL ESTATE		31,304

UTILITIES - 0.3%
Electric Utilities - 0.2%
Cleco Corporate Holdings LLC 3.743% 5/1/26	344	345
Cleveland Electric Illuminating Co. 5.95% 12/15/36	1,128	1,349
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (c)	273	291
6.4% 9/15/20 (c)	850	887
Eversource Energy 2.8% 5/1/23	435	437
FirstEnergy Corp.:
4.25% 3/15/23	1,949	2,043
7.375% 11/15/31	608	816
IPALCO Enterprises, Inc.:
3.45% 7/15/20	944	949
3.7% 9/1/24	326	333
LG&E and KU Energy LLC 3.75% 11/15/20	49	50
NV Energy, Inc. 6.25% 11/15/20	115	121
TECO Finance, Inc. 5.15% 3/15/20	141	144
		7,765
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	122	125
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP:
2.15% 6/15/19	176	176
2.7% 6/15/21	173	172
3.55% 6/15/26	277	279
		627
Multi-Utilities - 0.1%
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 4.901% 9/30/66 (g)(h)	823	757
3 month U.S. LIBOR + 2.825% 5.4168% 6/30/66 (g)(h)	26	24
Puget Energy, Inc.:
6% 9/1/21	457	487
6.5% 12/15/20	147	155
Sempra Energy 2.875% 10/1/22	1,154	1,152
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 4.6305% 5/15/67 (g)(h)	21	18
		2,593

TOTAL UTILITIES		11,110

TOTAL NONCONVERTIBLE BONDS
(Cost $351,680)		361,505

U.S. Government and Government Agency Obligations - 11.2%
U.S. Treasury Inflation-Protected Obligations - 1.0%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$4,662	$5,027
1.375% 2/15/44	1,683	2,100
U.S. Treasury Inflation-Indexed Notes:
0.375% 7/15/25	2,238	2,412
0.625% 1/15/26	10,803	11,768
0.75% 7/15/28	12,910	13,541

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		34,848

U.S. Treasury Obligations - 10.2%
U.S. Treasury Bills, yield at date of purchase 2.32% to 2.43% 6/13/19 to 8/22/19 (i)	4,210	4,199
U.S. Treasury Bonds:
2.75% 11/15/47	3,271	3,385
3% 5/15/45	5,443	5,905
3% 2/15/49 (b)	34,898	37,995
U.S. Treasury Notes:
1.25% 10/31/21	27,019	26,596
1.75% 6/30/22	3,208	3,195
1.875% 3/31/22	48,229	48,218
2% 12/31/21	61,728	61,902
2% 5/31/24	11,790	11,835
2.125% 12/31/22	36,588	36,870
2.125% 3/31/24	11,121	11,218
2.125% 7/31/24	9,110	9,189
2.125% 11/30/24	15,278	15,405
2.25% 4/30/24	14,090	14,300
2.25% 12/31/24	21,866	22,188
2.25% 3/31/26	5,500	5,579
2.375% 4/30/26	10,330	10,564
2.5% 3/31/23	5,514	5,634
2.5% 1/31/24	1,500	1,538
2.625% 6/30/23	16,798	17,264
2.875% 11/30/25	1,893	1,992
3.125% 11/15/28	8,040	8,721

TOTAL U.S. TREASURY OBLIGATIONS		363,692

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $390,480)		398,540

Asset-Backed Securities - 0.5%
AASET Trust Series 2018-1A Class A, 3.844% 1/16/38 (c)	$646	$649
Aimco Series 2019-10A Class A, 3 month U.S. LIBOR + 1.320% 1.32% 7/22/32 (c)(g)(h)	1,280	1,280
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (c)	1,192	1,227
Class AA, 2.487% 12/16/41 (c)	250	248
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (c)	1,282	1,299
Class B, 5.095% 4/15/39 (c)	440	449
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (c)	1,085	1,106
Cedar Funding Ltd. Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 3.8749% 5/29/32 (c)(g)(h)	634	634
Countrywide Home Loans, Inc. Series 2004-7 Class AF5, 4.7279% 1/25/35	8	8
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (c)	525	538
Class A2II, 4.03% 11/20/47 (c)	891	918
Dryden Senior Loan Fund:
Series 2014-36A Class AR2, 3 month U.S. LIBOR + 1.280% 3.8768% 4/15/29 (c)(g)(h)	1,493	1,500
Series 2019-72A Class A, 3 month U.S. LIBOR + 1.330% 1.33% 5/15/32 (c)(f)(g)(h)	1,037	1,037
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 3.2548% 3/25/34 (g)(h)	0	0
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 2.6196% 11/15/34 (c)(g)(h)	6	6
Class B, 1 month U.S. LIBOR + 0.280% 2.7196% 11/15/34 (c)(g)(h)	2	2
Class C, 1 month U.S. LIBOR + 0.380% 2.8196% 11/15/34 (c)(g)(h)	4	4
Class D, 1 month U.S. LIBOR + 0.750% 3.1896% 11/15/34 (c)(g)(h)	1	1
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (c)	561	579
Madison Park Funding Ltd.:
Series 2012-10A Class AR2, 3 month U.S. LIBOR + 1.220% 1.22% 1/20/29 (c)(g)(h)	520	520
Series 2019-37A Class A1, 3 month U.S. LIBOR + 1.300% 1.3% 7/15/32 (c)(f)(g)(h)	1,278	1,278
Magnetite CLO Ltd. Series 2019-21A Class A, 3 month U.S. LIBOR + 1.280% 3.9086% 4/20/30 (c)(g)(h)	1,129	1,130
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.9398% 9/25/35 (g)(h)	39	39
Niagara Park CLO, Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.300% 1.3% 7/17/32 (c)(f)(g)(h)	1,278	1,278
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 3.6748% 1/25/36 (g)(h)	67	67
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 3.2898% 9/25/34 (g)(h)	1	1
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (c)	1,166	1,187
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 3.1486% 4/6/42 (c)(e)(g)(h)	58	43
Verde CLO Ltd. Series 2019-1A Class A, 3.9137% 4/15/32 (c)(g)	1,255	1,254
TOTAL ASSET-BACKED SECURITIES
(Cost $17,993)		18,282

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1 month U.S. LIBOR + 0.560% 2.9898% 1/25/35 (g)(h)	5	5
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 2.6466% 2/25/37 (g)(h)	4	4
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 2.7198% 7/25/35 (g)(h)	6	6
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.3769% 7/20/34 (g)(h)	1	1

TOTAL PRIVATE SPONSOR		16

U.S. Government Agency - 0.0%
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63 (j)	289	286
Series 2015-H21 Class JA, 2.5% 6/20/65 (j)	255	255

TOTAL U.S. GOVERNMENT AGENCY		541

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $555)		557

Commercial Mortgage Securities - 0.6%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8345% 2/14/43 (g)(k)	1	0
Benchmark Mortgage Trust Series 2018-B8 Class A5, 4.2317% 1/15/52	1,288	1,422
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.625% 5.0646% 9/15/37 (c)(g)(h)	337	333
Series 2018-IND Class F, 1 month U.S. LIBOR + 1.800% 4.2396% 11/15/35 (c)(g)(h)	458	459
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 3.8% 4/15/34 (c)(g)(h)	669	670
Class C, 1 month U.S. LIBOR + 1.600% 4.1% 4/15/34 (c)(g)(h)	442	443
Class D, 1 month U.S. LIBOR + 1.900% 4.4% 4/15/34 (c)(g)(h)	464	465
floater, sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 3.5% 4/15/34 (c)(g)(h)	1,100	1,101
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class D, 3.768% 4/10/28 (c)	446	449
Citigroup Commercial Mortgage Trust Series 2018-C6 Class A4, 4.412% 11/10/51	646	722
Credit Suisse Mortgage Trust Series 2018-SITE:
Class A, 4.284% 4/15/36 (c)	717	755
Class B, 4.5349% 4/15/36 (c)	229	241
Class C, 4.782% 4/15/36 (c)	148	154
Class D, 4.782% 4/15/36 (c)	296	303
CSAIL Commercial Mtg Trust Series 2018-C14 Class A4 4.4216% 11/15/51	531	591
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/34 (c)(g)	1,510	1,505
Class CFX, 3.3822% 12/15/34 (c)(g)	433	431
Class DFX, 3.3822% 12/15/34 (c)(g)	367	365
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (c)	126	133
Class DFX, 5.3503% 7/5/33 (c)	194	206
Class EFX, 5.5422% 7/5/33 (c)	266	281
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 3.6896% 8/15/33 (c)(g)(h)	773	770
Class C, 1 month U.S. LIBOR + 1.500% 3.9396% 8/15/33 (c)(g)(h)	1,861	1,859
Series 2018-H4 Class A4, 4.31% 12/15/51	2,023	2,242
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (c)(g)	543	540
Class B, 4.181% 11/15/34 (c)	229	228
Class C, 5.205% 11/15/34 (c)	161	162
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (c)	637	779
RETL floater Series 2019-RVP Class C, 1 month U.S. LIBOR + 2.100% 4.5396% 3/15/36 (c)(g)(h)	990	992
Wells Fargo Commercial Mortgage Trust Series 2018-C48 Class A5, 4.302% 1/15/52	1,280	1,416
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $19,461)		20,017

Municipal Securities - 0.3%
California Gen. Oblig.:
Series 2009:	$	$
7.35% 11/1/39	70	105
7.5% 4/1/34	465	693
Series 2010, 7.625% 3/1/40	1,640	2,570
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	55	56
Series 2010 C1, 7.781% 1/1/35	735	880
Series 2012 B, 5.432% 1/1/42	105	100
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	610	631
5.1% 6/1/33	3,210	3,312
Series 2010-1, 6.63% 2/1/35	1,325	1,502
Series 2010-3:
6.725% 4/1/35	1,350	1,539
7.35% 7/1/35	565	666
Series 2010-5, 6.2% 7/1/21	168	173
TOTAL MUNICIPAL SECURITIES
(Cost $11,376)		12,227

Bank Notes - 0.2%
Capital One NA 2.95% 7/23/21	541	545
Discover Bank:
(Delaware) 3.2% 8/9/21	685	692
3.1% 6/4/20	782	784
3.35% 2/6/23	490	496
4.682% 8/9/28 (g)	1,494	1,522
KeyBank NA 2.25% 3/16/20	1,500	1,496
PNC Bank NA 2.3% 6/1/20	300	299
Synchrony Bank 3.65% 5/24/21	789	799
TOTAL BANK NOTES
(Cost $6,581)		6,633
	Shares	Value (000s)

Fixed-Income Funds - 10.0%
Fidelity High Income Central Fund (l)	682,682	$74,720
Fidelity Mortgage Backed Securities Central Fund (l)	2,578,691	279,736
TOTAL FIXED-INCOME FUNDS
(Cost $346,695)		354,456

Money Market Funds - 5.1%
Fidelity Cash Central Fund 2.41% (m)	177,042,210	177,078
Fidelity Securities Lending Cash Central Fund 2.42% (m)(n)	3,335,069	3,335
TOTAL MONEY MARKET FUNDS
(Cost $180,402)		180,413
	Maturity Amount (000s)	Value (000s)

Repurchase Agreements - 0.9%
Investments in repurchase agreements in a joint trading account at 2.5%, dated 5/31/19 due 6/3/19 (Collateralized by U.S. Government Obligations) # (o)
(Cost $31,096)	31,102	31,096
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $3,234,934)		3,604,705
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(41,082)
NET ASSETS - 100%		$3,563,623

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	632	June 2019	$86,982	$(1,330)	$(1,330)

The notional amount of futures purchased as a percentage of Net Assets is 2.4%

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $69,652,000 or 2.0% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,899,000 or 0.1% of net assets.

 (e) Level 3 security

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (h) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,199,000.

 (j) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (n) Investment made with cash collateral received from securities on loan.

 (o) Includes investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Ant International Co. Ltd. Class C	5/16/18	$2,602

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$2,533
Fidelity High Income Central Fund	4,087
Fidelity Mortgage Backed Securities Central Fund	6,092
Fidelity Securities Lending Cash Central Fund	66
Total	$12,778

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund	$72,460	$4,088	$--	$--	$(1,828)	$74,720	2.7%
Fidelity Mortgage Backed Securities Central Fund	235,107	36,569	--	--	8,060	279,736	4.9%
Total	$307,567	$40,657	$--	$--	$6,232	$354,456

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty $31,096,000 due 6/3/19 at 2.5%	Value (000s)
J.P. Morgan Securities, Inc.	$31,096

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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